OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685

                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2004 through April 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                      HIGH
                                      YIELD
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/05

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Prices and Distributions                                                       3
Performance Update                                                             4
Comparing Ongoing Fund Expenses                                               10
Portfolio Management Discussion                                               12
Schedule of Investments                                                       16
Financial Statements                                                          30
Notes to Financial Statements                                                 40
Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       49
The Pioneer Family of Mutual Funds                                            54
Trustees, Officers and Service Providers                                      55

Pioneer High Yield Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. stocks moved higher early in 2005, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from then on, soaring prices for heating oil and gasoline, plus the steady ratcheting up of interest rates by the Federal Reserve Board overwhelmed sentiment and caused stocks to retrace their gains. By the end of April, the Dow Industrials, the S&P 500 and the tech-heavy NASDAQ composite were in negative territory for the year.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. In addition, large-capitalization stocks held up better than small- and mid-sized issues that might be more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan.

Determined to prevent damaging inflation, the Fed has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk-averse; high-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed small declines, with long-term issues showing positive. Municipal revenue bonds trended higher even against a backdrop of heavy new issuance by states and localities. Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Oil prices have receded from their record highs, but high energy costs and rising interest rates may be in the headlines for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Welcome to former Safeco fund shareowners

With this report, we also would like to acknowledge the investors in former Safeco mutual funds who now are shareowners of Pioneer funds. We would like to welcome you again to the Pioneer fund family and assure you of our commitment to provide the highest quality portfolio management and personal service. Pioneer has emerged as a growing presence in the ranks of major U.S. management firms. As a shareowner in a Pioneer mutual fund, you have significantly more investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals. Or, feel free to call Pioneer directly at 1-800-225-6292 for assistance.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood,

Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was depicted as a pie chart in the printed material.]

U.S. Corporate Bonds                    60.4%
Convertible Corporate Bonds             29.8%
Convertible Preferred Stocks             4.9%
U.S. Common Stocks                       2.7%
Temporary Cash Investments               1.9%
U.S. Preferred Stocks                    0.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

[The following data was depicted as a pie chart in the printed material.]

Materials                               28.2%
Industrials                             13.8%
Information Technology                  13.0%
Consumer Discretionary                  12.2%
Health Care                             11.4%
Financials                              10.4%
Utilities                                5.8%
Energy                                   5.2%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities and based on S&P ratings)

[The following data was depicted as a pie chart in the printed material.]

B                                       39.3%
BB                                      35.3%
Not Rated                               15.8%
BBB                                      8.3%
CCC & Lower                              1.0%
Cash and Equivalents                     0.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1.   Tesoro Petroleum Corp., 9.625%, 4/1/12                               3.94%
 2.   Bowater, Inc., 6.5%, 6/15/13                                         2.75
 3.   Freeport McMoRan Copper & Gold, Inc., 5.5%,
        12/31/49 (144A)                                                    2.74
 4.   SCI Systems, Inc., 3.0%, 3/15/07                                     2.65
 5.   Texas Industries, Inc., 10.25%, 06/15/11                             2.61
 6.   Interpublic Group, Inc., 7.25%, 8/15/11                              2.54
 7.   Millennium Chemicals, Inc., 4.0%, 11/15/23                           2.45
 8.   Valeant Pharmaceuticals, 7.0%, 12/15/11                              2.25
 9.   Crescent Real Estate, 9.25%, 4/15/09                                 2.11
10.   DRS Technologies, Inc., 6.875%, 11/1/13                              1.97

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer High Yield Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class             4/30/05     10/31/04
    -----             -------     --------
      A                $10.96      $11.73
      B                $11.00      $11.78
      C                $11.10      $11.88
      R                $12.05      $12.88
      Y                $10.93      $11.52

    Class             4/30/05     12/11/04
    -----             -------     --------
Investor Class         $10.96      $11.52

Distributions Per Share
--------------------------------------------------------------------------------

                    11/1/04 - 4/30/05
                    -----------------
             Net
          Investment     Short-Term      Long-Term
  Class     Income     Capital Gains   Capital Gains
  -----     ------     -------------   -------------
    A      $0.3085          $ -           $0.3513
    B      $0.2650          $ -           $0.3513
    C      $0.2689          $ -           $0.3513
    R      $0.3198          $ -           $0.3513
    Y      $0.3263          $ -           $0.3513

                           12/11/04 - 4/30/05
                           ------------------
                    Net
                 Investment     Short-Term      Long-Term
    Class          Income     Capital Gains   Capital Gains
    -----          ------     -------------   -------------
Investor Class     $0.2423        $   -           $   -

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

             Average Annual Total Returns
                (As of April 30, 2005)

                                  Net         Public
                              Asset Value    Offering
Period                           (NAV)      Price (POP)
Life-of-Class
(2/12/98)                    10.53%         9.83%
5 Years                      10.00          9.00
1 Year                       -2.14         -2.30

Value of $10,000 Investment

[The following data was depicted as a mountain chart in the printed material.]

                Pioneer High    ML High Yield           ML Index of Convertible Bonds
                Yield Fund      Master II Index         (Speculative Quality)
2/98               9,546             10,000                     10,000
                   9,839             10,138                     10,360
4/99               9,488             10,465                     11,591
                  12,068             10,175                     15,253
4/01              13,849             10,242                     11,651
                  15,122             10,598                     11,261
4/03              16,122             11,405                     12,325
                  19,004             13,086                     15,333
4/05              19,438             13,937                     14,989

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Index comparisons begin 2/28/98. The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns

--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

          Average Annual Total Returns
             (As of April 30, 2005)

                               If         If
Period                        Held     Redeemed
Life-of-Class
(2/12/98)                     9.77%      9.77%
5 Years                       9.22       9.22
1 Year                       -3.05      -2.23

Value of $10,000 Investment

[The following data was depicted as a mountain chart in the printed material.]

                Pioneer High    ML High Yield           ML Index of Convertible Bonds
                Yield Fund      Master II Index         (Speculative Quality)
2/98              10,000           10,000                    10,000
                  10,287           10,138                    10,360
4/99               9,848           10,465                    11,591
                  12,464           10,175                    15,253
4/01              14,223           10,242                    11,651
                  15,422           10,598                    11,261
4/03              16,310           11,405                    12,325
                  19,084           13,086                    15,333
4/05              19,372           13,937                    14,989

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Index comparisons begin 2/28/98. The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns

--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

          Average Annual Total Returns
             (As of April 30, 2005)

                               If         If
Period                        Held     Redeemed
Life-of-Class
(2/12/98)                     9.90%      9.90%
5 Years                       9.13       9.13
1 Year                       -2.96      -2.96

Value of $10,000 Investment

[The following data was depicted as a mountain chart in the printed material.]

                Pioneer High     ML High Yield           ML Index of Convertible Bonds
                Yield Fund       Master II Index         (Speculative Quality)
2/98              10,000             10,000                    10,000
                  10,287             10,138                    10,360
4/99               9,848             10,465                    11,591
                  12,623             10,175                    15,253
4/01              14,347             10,242                    11,651
                  15,544             10,598                    11,261
4/03              16,460             11,405                    12,325
                  19,252             13,086                    15,333
4/05              19,537             13,937                    14,989

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Index comparisons begin 2/28/98. The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

         Average Annual Total Returns
            (As of April 30, 2005)

                              If       If
Period                       Held   Redeemed
Life-of-Class
(12/11/04)                   -6.64   -6.64

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

           Average Annual Total Returns
              (As of April 30, 2005)

                               If          If
Period                        Held      Redeemed
Life-of-Class
(2/12/98)                    11.41%      11.41%
5 Years                      11.52       11.52
1 Year                       -2.72       -2.72

Value of $10,000 Investment

[The following data was depicted as a mountain chart in the printed material.]

                Pioneer High     ML High Yield          ML Index of Convertible Bonds
                Yield Fund       Master II Index        (Speculative Quality)
2/98              10,000             10,000                   10,000
                  10,278             10,138                   10,360
4/99               9,877             10,465                   11,591
                  12,500             10,175                   15,253
4/01              14,275             10,242                   11,651
                  15,509             10,598                   11,261
4/03              17,909             11,405                   12,325
                  21,168             13,086                   15,333
4/05              21,564             13,937                   14,989

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plans. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Index comparisons begin 2/28/98. The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns

--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

           Average Annual Total Returns
              (As of April 30, 2005)

                               If          If
Period                        Held      Redeemed
Life-of-Class
(2/12/98)                    10.70%      10.70%
5 Years                      10.20       10.20
1 Year                       -0.92       -0.92


Value of $10,000 Investment

[The following data was depicted as a mountain chart in the printed material.]

                Pioneer High     ML High Yield          ML Index of Convertible Bonds
                Yield Fund       Master II Index        (Speculative Quality)
2/98              10,000             10,000                    10,000
                  10,307             10,138                    10,360
4/99               9,967             10,465                    11,591
                  12,665             10,175                    15,253
4/01              14,156             10,242                    11,651
                  15,883             10,598                    11,261
4/03              17,000             11,405                    12,325
                  20,056             13,086                    15,333
4/05              20,583             13,937                    14,989

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Index comparisons begin 2/28/98. The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on actual returns from November 1, 2004 through April 30, 2005

Share Class              A            B            C            R            Y        Investor
------------------------------------------------------------------------------------------------
Beginning Account
Value On 11/1/04
(12/11/04 for
Investor Class)    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00

Ending Account
Value On 4/30/05   $  989.20    $  984.60    $  985.10    $  973.60    $  986.30    $  990.80

Expenses Paid
During Period*     $    5.08    $    8.86    $    8.76    $    6.36    $    3.40    $    3.08

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 1.80%, 1.78%, 1.30%, 0.69% and 0.80% for Class A, Class B, Class C, Class R, Class Y and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), 141/365 for Investor Class.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2004 through April 30, 2005

Share Class              A            B            C            R            Y        Investor
-------------------------------------------------------------------------------------------------
Beginning Account
Value On 11/1/04
(12/11/04 for
Investor Class)    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00

Ending Account
Value On 4/30/05   $1,019.69    $1,015.87    $1,015.97    $1,018.35    $1,021.37    $1,016.22

Expenses Paid
During Period*     $    5.16    $    9.00    $    8.90    $    6.51    $    3.46    $    3.12

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 1.80%, 1.78%, 1.30%, 0.69% and 0.80% for Class A, Class B, Class C, Class R, Class Y and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), 141/365 for Investor Class.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05
--------------------------------------------------------------------------------

High-yield bonds, during the six months ended April 30, 2005, offered a negative total return incorporating both income and some capital depreciation. Fund manager Margaret Patel, in the interview that follows, explains what factors influenced the high-yield market and the Fund's slight underperformance of its benchmark.

Q:   How did the Fund perform?

A: During the six months ended April 30, 2005, the Fund had a total return based on net asset value of -1.08% for the Fund's Class A shares. To compare, the Merrill Lynch High Yield Master II Index returned 0.06% and the 426 High Current Yield Funds tracked by Lipper Inc. had an average return of 0.00%

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the environment like for the high-yield market during the past six months?

A: There were two distinct periods within the six-month time frame. In the first, the market rallied during the last two months of 2004 due to healthy economic conditions and relatively low new-issue supply coupled with steady demand. That backdrop changed during the first four months of 2005, due to concerns about potentially higher default rates. Another development that weighed on the market during the latter half of the period was weakness in the automotive industry. The market anticipated that the credit ratings of General Motors and Ford might be lowered to below-investment-grade. Since both companies have a significant amount of outstanding debt, the possibility led to significant volatility arising from the uncertainty over how the influx of bonds might affect the high-yield market.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

Q: Why did the Fund underperform the Merrill Lynch High Yield Master II Index and the Lipper average?

A: While the Fund's investments in convertible bonds have historically helped its relative performance, that was not the case during this period. Convertibles underperformed conventional high-yield bonds because convertibles, by their nature, are more sensitive than comparable high-yield issues to the hikes in short-term interest rates, such as those implemented by the Federal Reserve Board during the period. Lower than normal volatility in the equity markets also contributed to the underperformance of convertible securities and, hence, the Fund. At the same time, Fund performance was bolstered by our moves to raise its average credit quality, as lower quality issues have underperformed thus far in 2005.

Q:   What was your strategy during the period?

A: We continued to shift more Fund assets into the higher-quality areas of the high-yield market. The high-yield market enjoyed an extended rally through the end of 2004. Earlier that year, we had started to improve the Fund's overall credit quality to try to protect its principal value, if high-yield bonds started to underperform comparable Treasuries, which they did through the first four months of 2005. We think higher quality bonds also should perform better than lower quality alternatives if defaults rise from current levels, which are below the historical average. We felt that higher-quality bonds also offered better value, since the lower-quality tiers of the high-yield market had outperformed throughout 2004. During the period we also continued to look for opportunities in cyclical industries, including industrials and basic materials, which should benefit markedly from consistent economic growth. We also continued to reduce investments in technology, despite our belief that the sector should grow more quickly than the overall economy over time. Increased competition, reduced demand and capacity expansion moderated our near-term outlook for the sector.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05                            (continued)
--------------------------------------------------------------------------------

Q:   What was your approach with convertible securities?

A: We continued to lower the Fund's stake in convertible securities, selling those that had performed best and that we felt offered little room for further price appreciation. Nevertheless, convertibles remained a significant part of our strategy. We find that they offer the Fund diversification within industries offering limited supply in the high-yield market. Over the long term, they also present opportunities when the underlying companies' stock prices rise. Convertible securities have underperformed for more than a year, but could, we believe, help the Fund's long-term performance. We think the asset class currently appears to be fully valued, but we maintained some convertible holdings for industry diversification, the income they provided, and as a source of potential capital appreciation.

Q: Which investments proved to be some of the top performers during the fiscal year? Which disappointed?

A: Positive performers included McMoRan Exploration, which benefited from high oil and gas prices. Another winner was Millennium Chemicals, since acquired by Lyondell, which profited from its assimilation into that investment-grade company as well as improving sales, better pricing and higher capacity utilization. IVAX rose due to better operating results and expected earnings improvements from new-drug approvals. Defense contractor Alliant Techsystems increased due to higher defense spending by the U.S. government.

     Disappointments included our investments in economically sensitive bonds, many of which declined in price during the past several months due to concerns related to the strength of the economy, softer demand and diminished pricing power. Among the holdings that struggled was copper and gold producer Freeport McMoRan, which declined due to concerns about the economy, rising copper supplies and the prospect of falling copper prices. In the paper and forest products industry, Bowater and Abitibi dropped because of softer demand for newsprint. Steel and cement provider Texas Industries fell as a result of worries that added production capacity would cause steel prices to decline.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

     Finally, Graftech International, which manufactures graphite and carbon products for steel "mini-mills," declined because it could not pass on higher materials costs to its customers, leading to depressed operating results.

Q:   What is your outlook?

A: We are optimistic about the economy and the high-yield market looking out over the balance of the Fund's fiscal year. High-yield bond spreads - the yield advantage that high-yield bonds offer over comparable Treasuries - widened moderately during the period, making the high-yield issues more attractively valued relative to Treasuries at a time when the economy continues to grow. The default rate also remains well below its historical average. Therefore, we believe prices for high-yield bonds - particularly those of higher credit quality - should offer attractive relative value if Treasury yields remain at current levels or move moderately higher as the Fed pursues its gradual approach of raising short-term interest rates.



Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Fund will generally rise. When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)
--------------------------------------------------------------------------------

      Shares                                                                   Value
                  CONVERTIBLE PREFERRED STOCK - 5.0%
                  Materials - 3.3%
                  Construction Materials - 0.5%
     735,050      TXI Capital Trust I, 5.5%, 6/30/28                  $   33,819,651
                                                                      --------------
                  Diversified Chemical - 0.1%
     350,000      Celanese Corp., 4.25%, 12/31/49                     $    7,918,750
                                                                      --------------
                  Diversified Metals & Mining - 2.7%
     198,000      Freeport-McMoRan Copper & Gold,
                    5.5%, 12/31/49                                    $  176,418,000
                                                                      --------------
                  Paper Packaging - 0.0%
       7,500      Smurfit-Stone Container                             $      180,000
                                                                      --------------
                  Total Materials                                     $  218,336,401
                                                                      --------------
                  Banks - 0.5%
                  Thrifts & Mortgage Finance - 0.5%
     721,432      Sovereign Cap Trust IV, 4.375%, 3/1/34              $   32,013,545
                                                                      --------------
                  Total Banks                                         $   32,013,545
                                                                      --------------
                  Technology Hardware & Equipment - 0.1%
                  Electronic Equipment & Instruments - 0.1%
      86,700      General Cable Corp., 5.75%, 11/24/13                $    6,134,025
                                                                      --------------
                  Total Technology Hardware & Equipment               $    6,134,025
                                                                      --------------
                  Utilities - 1.1%
                  Gas Utilities - 0.2%
      60,000      Semco Energy, Inc., 5.0%, 2/20/15 (144A)+           $   10,980,000
                                                                      --------------
                  Multi-Utilities - 0.9%
     761,163      CMS Energy Corp., 4.5%, 12/31/49                    $   55,564,899
                                                                      --------------
                  Total Utilities                                     $   66,544,899
                                                                      --------------
                  TOTAL CONVERTIBLE PREFERRED STOCK
                  (Cost $327,948,556)                                 $  323,028,870
                                                                      --------------

   Principal
      Amount
                  CONVERTIBLE CORPORATE BONDS - 30.0%
                  Energy - 0.6%
                  Oil & Gas Exploration & Production - 0.6%
$ 26,170,000      McMoRan Exploration, 6.0%, 7/2/08+                  $   38,273,625
                                                                      --------------
                  Total Energy                                        $   38,273,625
                                                                      --------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

   Principal
      Amount                                                                   Value
                  Materials - 5.4%
                  Commodity Chemicals - 2.4%
 $   530,000      Millennium Chemicals, Inc., 4.0%, 11/15/23
                    (144A)+                                           $    1,062,650
  78,520,000      Millennium Chemicals, Inc., 4.0%, 11/15/23 (b)+        157,432,600
                                                                      --------------
                                                                      $  158,495,250
                                                                      --------------
                  Diversified Metals & Mining - 0.7%
  33,405,000      Inco, Ltd., 3.5%, 3/14/52                           $   47,518,613
                                                                      --------------
                  Gold - 1.2%
  51,650,000      Coeur D'Alene Mines Corp., 1.25%, 1/15/24 (b)       $   36,219,563
  40,190,000      Placer Dome, Inc., 2.75%, 10/15/23                      39,285,725
                                                                      --------------
                                                                      $   75,505,288
                                                                      --------------
                  Steel - 1.1%
   4,600,000      Graftech International, 1.625%, 1/15/24 (144A)+     $    3,059,000
 105,895,000      Graftech International, 1.625%, 1/15/24+                70,420,175
                                                                      --------------
                                                                      $   73,479,175
                                                                      --------------
                  Total Materials                                     $  354,998,326
                                                                      --------------
                  Capital Goods - 4.3%
                  Aerospace & Defense - 0.5%
  23,025,000      Alliant Techsystems, 2.75%, 2/15/24 (b)             $   24,205,031
  10,650,000      United Industries Corp., 3.75%, 9/15/24 (144A)          10,842,499
                                                                      --------------
                                                                      $   35,047,530
                                                                      --------------
                  Building Products - 0.6%
  33,080,000      Lennox International, 6.25%, 6/1/09 (b)             $   40,026,800
                                                                      --------------
                  Construction, Farm Machinery & Heavy Trucks - 0.8%
  34,850,000      Wabash National Corp., 3.25%, 8/1/08+               $   50,401,811
                                                                      --------------
                  Construction & Engineering - 1.0%
  40,110,000      Quanta Services, Inc., 4.0%, 7/1/07                 $   37,903,950
  24,795,000      Quanta Services, Inc., 4.5%, 10/1/23                    24,733,013
                                                                      --------------
                                                                      $   62,636,963
                                                                      --------------
                  Electrical Component & Equipment - 1.4%
 190,940,000      Roper Industries, Inc., 1.4813%, 1/15/34 (b)        $   91,412,525
                                                                      --------------
                  Total Capital Goods                                 $  279,525,629
                                                                      --------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                   Value
                  Consumer Services - 2.6%
                  Specialized Consumer Services - 2.6%
$181,847,000      SCI Systems, Inc., 3.0%, 3/15/07                    $  170,708,871
                                                                      --------------
                  Total Consumer Services                             $  170,708,871
                                                                      --------------
                  Media - 1.9%
                  Advertising - 1.9%
   1,821,000      Interpublic Group Co., 4.5%, 3/15/23 (144A)         $    2,299,013
  97,923,000      Interpublic Group Co., 4.5%, 3/15/23                   123,627,788
                                                                      --------------
                  Total Media                                         $  125,926,801
                                                                      --------------
                  Retailing - 0.7%
                  Automotive Retail - 0.7%
  46,497,000      Sonic Automotive, Inc., 5.25%, 5/7/09               $   45,683,303
                                                                      --------------
                  Total Retailing                                     $   45,683,303
                                                                      --------------
                  Health Care Equipment & Services - 1.2%
                  Health Care Equipment - 1.0%
  34,600,000      Epix Medical, 3.0%, 6/15/24 (144A)                  $   25,301,250
  52,350,000      Wilson Greatbatch Technology, 2.25%, 6/15/13+           41,945,438
                                                                      --------------
                                                                      $   67,246,688
                                                                      --------------
                  Health Care Facilities - 0.2%
  10,372,000      Lifepoint Hospitals Holdings, 4.5%, 6/1/09          $   10,644,265
                                                                      --------------
                  Total Health Care Equipment & Services              $   77,890,953
                                                                      --------------
                  Pharmaceuticals & Biotechnology - 5.6%
                  Biotechnology - 2.8%
  63,690,000      Cubist Pharmaceuticals, 5.5%, 11/1/08               $   57,241,388
  36,200,000      CV Therapeutics, 2.0%, 5/16/23+                         29,457,750
  55,102,000      CV Therapeutics, 4.75%, 3/7/07+                         56,135,163
  34,536,000      Enzon, Inc., 4.5%, 7/1/08                               28,967,070
  13,549,000      Human Genome Sciences, 3.75%, 3/15/07                   12,719,124
                                                                      --------------
                                                                      $  184,520,495
                                                                      --------------
                  Pharmaceuticals - 2.8%
  86,105,000      Ivax Corp., 1.875%, 12/15/24 (144A)                 $   92,024,719
  10,250,000      KV Pharmaceutical Co., 2.50%, 5/16/33                   11,146,875
  14,230,000      Ligand Pharmaceuticals, 6.0%, 11/16/07                  15,048,225
  10,350,000      Valeant Pharmaceuticals 4.0%, 11/15/13 (b)               9,496,125


18  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

   Principal
      Amount                                                                   Value
                  Pharmaceuticals - (continued)
$ 56,757,000      Vertex Pharmaceuticals, Inc., 5.75%,
                    2/15/11 (144A)                                    $   53,209,688
                                                                      --------------
                                                                      $  180,925,632
                                                                      --------------
                  Total Pharmaceuticals & Biotechnology               $  365,446,127
                                                                      --------------
                  Software & Services - 1.4%
                  Application Software - 1.0%
  43,650,000      Mentor Graphics, 6.875%, 6/15/07                    $   44,741,250
  16,600,000      Serena Software, 1.5%, 12/15/23                         16,911,250
                                                                      --------------
                                                                      $   61,652,500
                                                                      --------------
                  IT Consulting & Other Services - 0.4%
  38,900,000      Safeguard Scientifics, 2.625%, 3/15/24 (b)              27,375,875
                                                                      --------------
                  Total Software & Services                           $   89,028,375
                                                                      --------------
                  Technology Hardware & Equipment - 3.2%
                  Communications Equipment - 1.1%
  43,400,000      Adaptec, Inc., 0.75%, 12/22/23                      $   34,340,250
   3,100,000      Commscope, Inc., 1.0%, 3/15/24                           2,650,500
  36,545,000      Finisar Corp., 2.5%, 10/15/10+                          29,373,044
   9,471,000      Finisar Corp., 5.25%, 10/15/08+                          7,588,639
                                                                      --------------
                                                                      $   73,952,433
                                                                      --------------
                  Computer Storage & Peripherals - 0.2%
  14,500,000      Maxtor Corp., 6.8%, 4/30/10 (b)                     $   13,575,625
                                                                      --------------
                  Electronic Equipment & Instruments - 1.4%
  33,865,000      Flir Systems, Inc., 3.0%, 6/1/23                    $   46,056,400
  40,780,000      Veeco Instruments, 4.125%, 12/21/08                     37,415,650
   3,000,000      Vishay Intertechnology, 3.625%, 8/1/23 (b)               2,786,250
                                                                      --------------
                                                                      $   86,258,300
                                                                      --------------
                  Technology Distributors - 0.5%
  34,432,000      Bell Microproducts, Inc., 3.75%, 3/5/24+            $   34,475,040
                                                                      --------------
                  Total Technology Hardware & Equipment               $  208,261,398
                                                                      --------------


  The accompanying notes are an integral part of these financial statements.  19

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                   Value
                  Semiconductors - 3.0%
                  Semiconductor Equipment - 3.0%
$ 37,016,000      Advanced Energy Industries, Inc., 5.25%,
                    11/15/06                                          $   36,136,870
  11,727,000      Axcelis Technologies, 4.25%, 1/15/07 (b)                11,213,944
  85,687,000      Brooks Automation, Inc., 4.75%, 6/1/08                  82,152,404
  17,808,000      Cymer, Inc., 3.5%, 2/15/09                              16,472,400
  34,302,000      EMCORE Corp., 5.0%, 5/15/11+                            26,584,050
  24,106,000      FEI Co., 5.5%, 8/15/08                                  24,316,928
                                                                      --------------
                                                                      $  196,876,596
                                                                      --------------
                  Semiconductors - 0.0%
   2,400,000      LSI Logic Corp., 4.0%, 5/15/10 (b)                  $    2,037,000
                                                                      --------------
                  Total Semiconductors                                $  198,913,596
                                                                      --------------
                  Utilities - 0.1%
                  Multi-Utilities - 0.1%
   3,040,000      CMS Energy Corp., 3.375%, 7/15/23                   $    4,047,000
                                                                      --------------
                  Total Utilities                                     $    4,047,000
                                                                      --------------
                  TOTAL CONVERTIBLE CORPORATE BONDS
                  (Cost $1,945,805,219)                               $1,958,704,004
                                                                      --------------

      Shares
                  PREFERRED STOCKS - 0.2%
                  Real Estate - 0.2%
                  Real Estate Management & Development - 0.2%
     643,400      Forest City Enterprises, 7.375%, 2/1/34             $   16,104,302
                                                                      --------------
                  Total Real Estate                                   $   16,104,302
                                                                      --------------
                  Utilities - 0.0%
                  Electric Utilities - 0.0%
         462      TNP Enterprises, 14.5%, 4/1/11                      $       51,051
                                                                      --------------
                  Total Utilities                                     $       51,051
                                                                      --------------
                  TOTAL PREFERRED STOCKS
                  (Cost $16,780,793)                                  $   16,155,353
                                                                      --------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

   Shares                                                                   Value
                  COMMON STOCK - 2.8%
                  Energy - 0.1%
                  Oil & Gas Drilling - 0.1%
   1,118,581      Semco Energy, Inc. (b)+                             $    5,861,364
                                                                      --------------
                  Total Energy                                        $    5,861,364
                                                                      --------------
                  Materials - 0.9%
                  Aluminum - 0.3%
     828,100      Novelis, Inc.                                       $   17,804,150
                                                                      --------------
                  Diversified Chemical - 0.0%
       4,893      Huntsman Corp.*                                     $       90,586
                                                                      --------------
                  Paper Products - 0.5%
   7,550,500      Abitibi-Consolidated, Inc.                          $   32,014,120
                                                                      --------------
                  Specialty Chemicals - 0.1%
     205,900      RPM, Inc.                                           $    3,551,775
                                                                      --------------
                  Total Materials                                     $   53,460,631
                                                                      --------------
                  Capital Goods - 0.3%
                  Industrial Conglomerates - 0.3%
     168,600      Parker Hannifin Corp.*                              $   10,105,884
     278,700      Thermo Electron Corp*                                    6,961,926
                                                                      --------------
                  Total Capital Goods                                 $   17,067,810
                                                                      --------------
                  Real Estate - 1.2%
                  Real Estate Investment Trusts - 1.2%
   1,000,000      Equity Office Properties Trust (b)                  $   31,470,000
     821,900      General Growth Properties                               32,144,509
     275,800      Mack-Cali Realty Corp.                                  12,132,442
     200,000      MeriStar Hospitality Corp.                               1,370,000
                                                                      --------------
                  Total Real Estate                                   $   77,116,951
                                                                      --------------
                  Technology Hardware & Equipment - 0.2%
                  Technology Distributors - 0.1%
     200,000      Fisher Scientific International, Inc. (b)           $   11,876,000
                                                                      --------------
                  Total Technology Hardware & Equipment               $   11,876,000
                                                                      --------------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

      Shares                                                                   Value
                  Utilities - 0.2%
                  Gas Utilities - 0.1%
     200,000      Atmos Energy Corp.                                    $  5,260,000
                                                                        ------------
                  Multi-Utilities - 0.1%
     274,600      National Fuel Gas Co.                                 $  7,477,358
                                                                        ------------
                  Total Utilities                                       $ 12,737,358
                                                                        ------------
                  TOTAL COMMON STOCK
                  (Cost $189,926,070)                                   $178,120,114
                                                                        ------------

   Principal
      Amount
                  CORPORATE BONDS - 60.8%
                  Energy - 4.4%
                  Oil & Gas Equipment And Services - 0.4%
$ 31,179,000      Holly Energy Partners, LP, 6.25%, 3/1/15 (144A)       $ 29,308,260
                                                                        ------------
                  Oil & Gas Refining & Marketing - 4.0%
 229,680,000      Tesoro Petroleum Corp., 9.625%, 4/1/12 (b)            $253,796,400
   4,700,000      Frontier Oil Corp., 6.625%, 10/1/11                      4,653,000
                                                                        ------------
                                                                        $258,449,400
                                                                        ------------
                  Total Energy                                          $287,757,660
                                                                        ------------
                  Materials - 18.3%
                  Aluminum - 0.8%
  54,115,000      Novelis, Inc., 7.25%, 02/15/15 (144A)                 $ 52,356,263
                                                                        ------------
                  Commodity Chemicals - 3.4%
  53,875,000      Arco Chemical Co., 9.8%, 2/1/20                       $ 59,531,875
  13,500,000      Lyondell Chemical Co., 10.5%, 6/1/13                    15,558,750
   2,500,000      Lyondell Chemical Co., 9.625%, 5/1/07                    2,656,250
  19,150,000      Nova Chemicals Corp., 7.25%, 8/15/28                    19,868,125
  67,605,000      Nova Chemicals Corp., 7.4%, 4/1/09                      70,816,238
  50,370,000      Nova Chemicals Corp., 7.875%, 9/15/25                   50,244,075
   2,495,000      Nova Chemicals Corp., 6.5%, 1/15/12                      2,523,069
                                                                        ------------
                                                                        $221,198,382
                                                                        ------------
                  Construction Materials - 2.6%
 149,660,000      Texas Industries, Inc., 10.25%, 6/15/11               $167,993,350
                                                                        ------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

   Principal
      Amount                                                                   Value
                  Diversified Metals & Mining - 1.2%
$  4,000,000      Arch Western Finance, 6.75%, 7/1/13                 $    4,010,000
  81,235,000      Freeport-McMoran Copper & Gold.,
                    6.875%, 2/1/09 (b)                                    76,360,900
                                                                      --------------
                                                                      $   80,370,900
                                                                      --------------
                  Fertilizers & Agricultural Chemicals - 0.1%
   6,430,000      Scotts Co., 6.625%, 11/15/13                        $    6,494,300
                                                                      --------------
                  Metal & Glass Containers - 2.8%
  48,400,000      Crown Cork and Seal Co., Inc.,
                    7.375%, 12/15/26                                  $   43,318,000
  27,080,000      Crown Holdings, 10.875%, 3/1/13                         30,938,900
 100,181,000      Crown Holdings, 9.5%, 3/1/11                           108,195,480
     250,000      Intertape Polymer US, Inc., 8.5%, 8/1/14                   249,582
                                                                      --------------
                                                                      $  182,701,962
                                                                      --------------
                  Paper Packaging - 0.0%
     100,000      Bway Corp., 10.0%, 10/15/10                         $      101,000
     100,000      Pliant Corp., 11.125%, 9/1/09                               91,000
     250,000      Stone Container Fin Can, 7.375%, 7/15/14                   230,000
                                                                      --------------
                                                                      $      422,000
                                                                      --------------
                  Paper Products - 6.3%
  30,295,000      Abitibi-Consolidated, Inc., 6.0%, 6/20/13 (b)       $   24,841,900
  20,725,000      Abitibi-Consolidated, Inc., 7.4%, 4/1/18                17,409,000
   4,932,000      Abitibi-Consolidated, Inc., 8.5%, 8/1/29                 4,093,560
   9,050,000      Abitibi-Consolidated, Inc., 8.55%, 8/1/10                8,710,625
  33,255,000      Abitibi-Consolidated, Inc., 8.85%, 8/1/30               28,266,750
     400,000      Abitibi-Consolidated, Inc., Floating Rate
                    Note, 6/15/11                                            390,000
  88,920,000      Bowater Canada Finance., 7.95%, 11/15/11                88,030,800
 195,040,000      Bowater, Inc., 6.5%, 6/15/13 (b)                       176,998,800
  30,270,000      Bowater, Inc., 9.375%, 12/15/21                         30,572,700
   9,465,000      Bowater, Inc., 9.50%., 10/15/12                          9,796,275
  23,635,000      Smurfit Capital Funding Plc., 7.5%, 11/20/25            22,335,075
                                                                      --------------
                                                                      $  411,445,485
                                                                      --------------


  The accompanying notes are an integral part of these financial statements.  23

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                   Value
                  Specialty Chemicals - 1.1%
$    250,000      Johnsondiversey Hold, Inc., 10.67%, 5/15/13         $      197,500
  65,485,000      Millennium America, Inc., 7.625%, 11/15/26              62,210,750
   4,000,000      Millennium America, Inc., 9.25%, 6/15/08                 4,260,000
      97,000      Terra Capital, Inc., 11.5%, 6/1/10                         110,580
                                                                      --------------
                                                                      $   66,778,830
                                                                      --------------
                  Total Materials                                     $1,189,761,472
                                                                      --------------
                  Capital Goods - 8.3%
                  Aerospace & Defense - 4.4%
 127,388,000      DRS Technologies, Inc., 6.875%, 11/1/13             $  127,069,530
  16,300,000      DRS Technologies, Inc., 6.875%, 11/1/13 (144A)          16,259,250
  34,715,000      Esterline Technology, 7.75%, 6/15/13                    36,277,175
  66,215,000      L-3 Communications Corp., 5.875%, 1/15/15               63,069,788
  38,940,000      L-3 Communications Corp., 6.125%, 1/15/14               38,258,550
   9,175,000      L-3 Communications Corp., 6.125%, 7/15/13                9,060,313
                                                                      --------------
                                                                      $  289,994,606
                                                                      --------------
                  Building Products - 0.0%
     250,000      Jacuzzi Brands, Inc., 9.625%, 7/1/10                $      267,500
                                                                      --------------
                  Construction & Engineering - 0.0%
     162,000      URS Corp., 11.5%, 9/15/09                           $      183,060
                                                                      --------------
                  Industrial Machinery - 3.9%
  18,300,000      Gardner Denver, Inc., 8.0%, 5/1/13 (144A)           $   18,300,000
  71,776,000      JLG Industries, Inc., 8.375%, 6/15/12 (b)               74,647,040
  40,995,000      Manitowoc Co., Inc., 7.125%, 11/1/13                    41,814,900
  19,523,000      Manitowoc Co., Inc., 10.5%, 8/1/12                      21,719,338
 101,947,760      Mueller Industries, Inc., 6.0%, 11/1/14                 98,889,327
                                                                      --------------
                                                                      $  255,370,605
                                                                      --------------
                  Total Capital Goods                                 $  545,815,771
                                                                      --------------
                  Commercial Services & Supplies - 0.0%
                  Diversified Commercial Services - 0.0%
     250,000      Mobile Mini, Inc., 9.5%, 7/1/13                     $      273,750
                                                                      --------------
                  Total Commercial Services & Supplies                $      273,750
                                                                      --------------

24   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

   Principal
      Amount                                                                   Value
                  Transportation - 0.7%
                  Air Freight & Couriers - 0.7%
$ 45,400,000      Petroleum Helicopters., 9.375%, 5/1/09              $   47,443,000
                                                                      --------------
                  Total Transportation                                $   47,443,000
                                                                      --------------
                  Automobiles & Components - 0.3%
                  Tires & Rubber - 0.3%
  20,400,000      Goodyear Tire & Rubber, 7.857%, 8/15/11 (b)         $   18,360,000
                                                                      --------------
                  Total Automobiles & Components                      $   18,360,000
                                                                      --------------
                  Consumer Durables & Apparel - 1.0%
                  Footwear - 0.4%
  23,025,000      Brown Shoe Co., Inc., 8.75%, 5/1/12 (144A)          $   23,312,813
                                                                      --------------
                  Homebuilding - 0.6%
  15,470,000      Beazer Homes USA, 6.5%, 11/15/13                    $   15,005,900
     350,000      D.R. Horton, Inc., 8.5%, 4/15/12                           382,656
  26,018,000      Meritage Homes Corp., 6.25%, 3/15/15 (144A)             23,936,560
                                                                      --------------
                                                                      $   39,325,116
                                                                      --------------
                  Total Consumer Durables & Apparel                   $   62,637,929
                                                                      --------------
                  Media - 2.5%
                  Advertising - 2.5%
 157,595,000      Interpublic Group, Inc., 7.25%, 8/15/11             $  163,481,961
                                                                      --------------
                  Total Media                                         $  163,481,961
                                                                      --------------
                  Retailing - 3.1%
                  Automotive Retail - 1.8%
  97,793,000      Pep Boys-Manny Moe Jack, 7.5%, 12/15/14 (b)         $   93,881,280
  21,305,000      Sonic Automotive, Inc., 8.625%, 8/15/13                 21,091,950
                                                                      --------------
                                                                      $  114,973,230
                                                                      --------------
                  Department Stores - 1.3%
  90,517,000      J.C. Penney Co., Inc., 7.625%, 3/1/97               $   84,633,395
                                                                      --------------
                  Specialty Stores - 0.0%
     400,000      Adesa, Inc., 7.625%, 6/15/12                        $      390,000
                                                                      --------------
                  Total Retailing                                     $  199,996,625
                                                                      --------------


  The accompanying notes are an integral part of these financial statements.  25

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                   Value
                  Health Care Equipment & Services - 2.2%
                  Health Care Equipment - 0.3%
$ 15,500,000      Bio-Rad Laboratories, Inc., 6.125%,
                    12/15/14 (144A)                                   $   15,112,500
   4,500,000      Bio-Rad Laboratories, Inc., 7.5%, 8/15/13                4,680,000
     221,702      Dade Behring, Inc., 11.91%, 10/3/10                        241,378
                                                                      --------------
                                                                      $   20,033,878
                                                                      --------------
                  Health Care Facilities - 1.1%
   4,686,000      HCA, Inc., 6.25%, 2/15/13                           $    4,684,590
  19,645,000      HCA, Inc., 6.75%, 7/15/13                               20,236,020
   8,445,000      HCA, Inc., 7.05%, 12/1/27                                8,043,406
   3,500,000      HCA, Inc., 7.5%, 11/6/33                                 3,605,245
   1,000,000      HCA, Inc., 7.58%, 9/15/25                                1,013,483
  18,525,000      HCA, Inc., 7.69% 6/15/25                                19,240,584
  14,150,000      HCA, Inc., 7.875%, 2/1/11                               15,404,228
                                                                      --------------
                                                                      $   72,227,556
                                                                      --------------
                  Health Care Supplies - 0.8%
  51,470,000      Inverness Medical Innovation, 8.75%, 2/15/12        $   50,697,950
                                                                      --------------
                  Total Health Care Equipment & Services              $  142,959,384
                                                                      --------------
                  Pharmaceuticals & Biotechnology - 2.2%
                  Pharmaceuticals - 2.2%
     300,000      Quintiles Transnational, 10.0%, 10/1/13             $      324,000
 147,555,000      Valeant Pharmaceuticals, 7.0%, 12/15/11                144,603,900
                                                                      --------------
                  Total Pharmaceuticals & Biotechnology               $  144,927,900
                                                                      --------------
                  Insurance - 0.0%
                  Property & Casualty Insurance - 0.0%
     250,000      Crum & Forster Holding Corp., 10.375%, 6/15/13      $      271,250
                                                                      --------------
                  Total Insurance                                     $      271,250
                                                                      --------------
                  Real Estate - 8.4%
                  Real Estate Management & Development - 3.1%
  78,900,000      Forest City Enterprises, 6.5%, 2/1/17               $   79,294,500
 117,845,000      Forest City Enterprises, 7.625%, 6/1/15                124,326,475
                                                                      --------------
                                                                      $  203,620,975
                                                                      --------------


26   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

   Principal
      Amount                                                                   Value
                  Real Estate Investment Trusts - 5.3%
$ 56,070,000      BF Saul Real Estate Investment Trust,
                    7.5%, 3/1/14                                      $   58,032,450
  39,246,000      Crescent Real Estate., 7.5%, 9/15/07                    39,599,567
 129,430,000      Crescent Real Estate., 9.25%, 4/15/09                  135,923,374
  62,776,000      Meristar Hospitality Operations Finance Corp.,
                    9.0%, 1/15/08 (b)                                     63,403,760
  46,289,000      Meristar Hospitality Corp., 9.125%, 1/15/11             46,520,445
                                                                      --------------
                                                                      $  343,479,596
                                                                      --------------
                  Total Real Estate                                   $  547,100,571
                                                                      --------------
                  Technology Hardware & Equipment - 4.9%
                  Communications Equipment - 1.6%
  16,264,000      Corning Glass, 8.875%., 3/15/16                     $   19,304,213
  11,330,000      Corning, Inc., 5.9%, 3/15/14                            11,443,459
  16,500,000      Corning, Inc., 6.2%, 3/15/16                            16,954,064
  23,340,000      Corning, Inc., 8.875%, 8/16/21                          27,374,202
  33,730,000      Lucent Technologies, Inc., 6.45%, 3/15/29               28,459,688
   1,000,000      Lucent Technologies, Inc., 6.5%, 1/15/28                   837,500
                                                                      --------------
                                                                      $  104,373,126
                                                                      --------------
                  Electronic Equipment & Instruments - 0.9%
  57,880,000      General Cable Corp., 9.5%, 11/15/10                 $   61,352,800
                                                                      --------------
                  Office Electronics - 0.2%
  12,426,000      Xerox Corp., 8.0%, 2/1/27                           $   12,550,260
                                                                      --------------
                  Technology Distributors - 2.2%
  23,298,000      Anixter International Corp., 5.95%, 3/1/15          $   22,666,741
  76,316,000      Arrow Electronic, Inc., 6.875%, 6/1/18                  80,950,365
   4,845,000      Arrow Electronic, Inc., 6.875%, 7/1/13                   5,211,815
  29,856,000      Arrow Electronic, Inc., 7.5%, 1/15/27                   33,112,394
                                                                      --------------
                                                                      $  141,941,315
                                                                      --------------
                  Total Technology Hardware & Equipment               $  320,217,501
                                                                      --------------
                  Telecommunication Services - 0.0%
                  Integrated Telecommunication Services - 0.0%
     250,000      Qwest Corp., 8.875%, 3/15/12 (144A)                 $      265,000
                                                                      --------------
                  Total Telecommunication Services                    $      265,000
                                                                      --------------


  The accompanying notes are an integral part of these financial statements.  27

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                   Value
                  Utilities - 4.5%
                  Electric Utilities - 3.5%
$ 49,278,000      Allegheny Energy Supply, 7.8%, 3/15/11 (b)          $   51,249,120
  80,890,000      Allegheny Energy Supply, 8.25% 4/15/12 (144A)           86,147,915
   8,400,000      Allegheny Generating Co., 6.875%, 9/1/23                 7,896,000
  39,868,000      CMS Energy Corp., 7.5%, 1/15/09                         40,864,700
  36,128,000      CMS Energy Corp., 8.5%, 4/15/11                         38,656,960
     500,000      Cogentrix Energy, Inc., 8.75%, 10/15/08 (144A)             571,433
                                                                      --------------
                                                                      $  225,386,128
                                                                      --------------
                  Independent Power Producer & Energy Traders - 0.0%
     200,000      Dynegy Holdings, 9.875%, 7/15/10 (144A)             $      202,000
                                                                      --------------
                  Multi-Utilities - 0.9%
  56,655,000      CMS Energy Corp., 7.75%, 8/1/10                     $   58,213,015
                                                                      --------------
                  Water Utilities - 0.1%
   6,721,000      National Waterworks Co., 10.5%, 12/1/12             $    7,577,928
                                                                      --------------
                  Total Utilities                                     $  291,379,071
                                                                      --------------
                  TOTAL CORPORATE BONDS
                  (Cost $3,891,584,949)                               $3,962,648,845
                                                                      --------------
                  TEMPORARY CASH INVESTMENTS - 1.9%
                  Repurchase Agreement - 0.1%
  10,000,000      UBS Warburg, Inc., 2.70%, dated 4/29/05,
                    repurchase price of $10,000,000 plus
                    accrued interest on 5/2/05 collateralized
                    by $10,436,000 U.S. Treasury Bill,
                    3.0%, 2/15/09                                     $   10,000,000
                                                                      --------------

      Shares
                  Securities Lending Collateral - 1.8%
 115,677,992      Securities Lending Investment Fund, 2.88%           $  115,677,992
                                                                      --------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $125,677,992)                                 $  125,677,992
                                                                      --------------
                  TOTAL INVESTMENT IN SECURITIES - 100.7%
                  (Cost $6,497,723,579) (a)(b)                        $6,564,335,178
                                                                      --------------
                  OTHER ASSETS AND LIABILITIES - (0.7)%               $  (42,512,838)
                                                                      --------------
                  TOTAL NET ASSETS - 100.0%                           $6,521,822,340
                                                                      ==============


28   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2005, the value of these securities amounted to $411,341,060 or 6.31% of net assets.

+ Investment held by the Fund in convertible bonds, when if converted, would represent 5% or more of the outstanding voting stock of such company and, is deemed to be an affiliate of the fund.

(a) At April 30, 2005, the net unrealized gain on investments based on the cost for federal income tax purposes of $6,499,997,080 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                         $347,520,834
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                         (283,182,736)
                                                                              ------------
     Net unrealized gain                                                      $ 64,338,098
                                                                              ============

(b)  At April 30, 2005, the following securities were out on loan:

  Principal
    Amount      Description                                                   Market Value
$5,323,000      Abitibi-Consolidated, Inc., 6.0%, 6/20/13                     $  4,364,860
 7,522,250      Allegheny Energy Supply, 7.8%, 3/15/11                           7,823,140
10,000,000      Alliant Techsystems, 2.75%, 2/15/24                             10,512,500
   390,000      Axcelis Technologies, 4.25%, 1/15/07                               372,938
19,947,000      Bowater, Inc., 6.5%, 6/15/13                                    18,101,903
 3,050,000      Coeur D'Alene Mines Corp., 1.25%, 1/15/24                        2,138,813
    74,654      Equity Office Properties Trust                                   2,349,361
    20,200      Fisher Scientific International, Inc.                            1,199,476
 6,410,000      Freeport-McMoran Copper & Gold., 6.875%, 2/1/09                  6,025,400
15,300,000      Goodyear Tire & Rubber., 7.857% 8/15/11                         13,770,000
13,842,000      JLG Industries, Inc., 8.375%, 6/15/12                           14,395,680
   166,000      Lennox International, 6.25%, 6/1/09                                200,860
 1,068,000      LSI Logic Corp., 4.0%, 5/15/10                                     906,465
   800,000      Maxtor Corp., 6.8%, 4/30/10                                        749,000
                Meristar Hospitality Operations Finance Corp.,
   420,000      9.0%, 1/15/08                                                      424,200
   300,000      Millennium Chemicals, Inc., 4.0%, 11/15/23                         601,500
 1,900,000      Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                          1,824,000
15,172,000      Roper Industries, Inc., 1.4813%, 1/15/34                         7,263,595
 1,720,000      Safeguard Scientifics, 2.625%, 03/15/24                          1,210,450
   476,200      Semco Energy, Inc.                                               2,495,288
10,750,000      Tesoro Petroleum Corp., 9.625%, 4/1/12                          11,878,750
   262,099      Valeant Pharmaceuticals, 4.0%, 11/15/13                            240,476
 2,050,000      Vishay Intertechnology., 3.625%, 8/1/23                          1,903,938
                                                                              ------------
                Total                                                         $110,752,591
                                                                              ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2005 aggregated $1,259,932,377 and $2,113,917,698, respectively.


  The accompanying notes are an integral part of these financial statements.  29

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
    (including securities loaned of $110,752,591)
    (cost $5,954,805,013)                                                   $6,001,284,829
  Investment in securities of affiliated issuers, at value
    (cost $542,918,566)                                                        563,050,349
                                                                            --------------
      Total investment in securities (cost $6,497,723,579)                  $6,564,335,178
  Cash                                                                           8,376,975
  Receivables -
    Investment securities sold                                                  30,069,175
    Fund shares sold                                                             9,044,001
    Dividends, interest and foreign taxes withheld                             105,865,338
  Other                                                                             67,622
                                                                            --------------
      Total assets                                                          $6,717,758,289
                                                                            --------------
LIABILITIES:
  Payables -
    Investment securities purchased                                         $   18,300,000
    Fund shares repurchased                                                     41,714,707
    Dividends                                                                   10,695,790
  Upon return of securities loaned                                             115,677,992
  Due to affiliates                                                              9,061,142
  Accrued expenses                                                                 486,318
                                                                            --------------
      Total liabilities                                                     $  195,935,949
                                                                            --------------
NET ASSETS:
  Paid-in capital                                                           $6,250,897,720
  Distributions in excess of net investment income                             (23,719,859)
  Accumulated net realized gain on investments                                 228,032,880
  Net unrealized gain on investments                                            66,611,599
                                                                            --------------
      Total net assets                                                      $6,521,822,340
                                                                            ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,945,859,189/268,878,719 shares)                      $        10.96
                                                                            ==============
  Class B (based on $1,490,398,752/135,470,440 shares)                      $        11.00
                                                                            ==============
  Class C (based on $1,902,490,385/171,409,001 shares)                      $        11.10
                                                                            ==============
  Investor Class (based on $25,260,507/2,305,211 shares)                    $        10.96
                                                                            ==============
  Class R (based on $21,902,241/1,817,692 shares)                           $        12.05
                                                                            ==============
  Class Y (based on $135,911,266/12,431,551 shares)                         $        10.93
                                                                            ==============
MAXIMUM OFFERING PRICE:
  Class A ($10.96 [divided by] 95.5%)                                       $        11.48
                                                                            ==============



30  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/05

INVESTMENT INCOME:
  Interest (including income from affiliated
     issuers of $9,292,444)                              $225,488,297
  Dividends (net of foreign taxes withheld of
     $6,812)                                                3,922,921
  Income from securities loaned, net                          715,786
  Other                                                     7,685,430
                                                         ------------
      Total investment income                                                $ 237,812,434
                                                                             -------------
EXPENSES:
  Management fees                                          21,956,756
  Transfer agent fees and expenses
    Class A                                                 2,737,593
    Class B                                                 1,550,976
    Class C                                                 1,835,253
    Investor Class                                             21,147
    Class R                                                    10,624
    Class Y                                                    55,355
  Distribution fees
    Class A                                                 4,280,863
    Class B                                                 8,458,427
    Class C                                                11,480,441
    Class R                                                    46,090
  Administrative reimbursements                               756,585
  Custodian fees                                              148,886
  Registration fees                                           191,167
  Professional fees                                           129,975
  Printing expense                                             90,815
  Fees and expenses of nonaffiliated trustees                  86,897
  Interest expense                                             89,055
  Miscellaneous                                               245,189
                                                         ------------
      Total expenses                                                         $  54,172,094
      Less fees paid indirectly                                                    (60,997)
                                                                             -------------
      Net expenses                                                           $  54,111,097
                                                                             -------------
        Net investment income                                                $ 183,701,337
                                                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                           $ 204,684,675
  Change in net unrealized gain on investments                                (451,427,066)
                                                                             -------------
    Net loss on investments                                                  $(246,742,391)
                                                                             -------------
    Net decrease in net assets resulting from
      operations                                                             $ (63,041,054)
                                                                             =============


  The accompanying notes are an integral part of these financial statements.  31

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/05 and the Year Ended 10/31/04

                                                                Six Months
                                                                  Ended
                                                                 4/30/05               Year Ended
                                                               (unaudited)              10/31/04
FROM OPERATIONS:
  Net investment income                                     $    183,701,337       $    421,954,720
  Net realized gain on investments                               204,684,675            307,442,234
  Change in net unrealized gain on investments                  (451,427,066)          (159,958,949)
                                                            ----------------       ----------------
    Net increase (decrease) in net assets resulting
      from operations                                       $    (63,041,054)      $    569,438,005
                                                            ----------------       ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.31 and $0.69 per share, respectively)       $    (92,879,336)      $   (207,753,340)
    Class B ($0.27 and $0.60 per share, respectively)            (39,253,133)           (94,173,413)
    Class C ($0.27 and $0.61 per share, respectively)            (53,623,892)          (127,733,930)
    Investor Class ($0.24 and $0.00 per share,
      respectively)                                                 (659,489)                    --
    Class R ($0.32 and $0.71 per share, respectively)               (426,715)              (188,934)
    Class Y ($0.33 and $0.73 per share, respectively)             (4,574,420)           (10,025,762)
Net realized gain:
    Class A ($0.35 and $0.07 per share, respectively)           (106,815,246)           (21,389,641)
    Class B ($0.35 and $0.07 per share, respectively)            (52,998,642)           (11,228,837)
    Class C ($0.35 and $0.07 per share, respectively)            (73,053,652)           (15,050,073)
    Class R ($0.35 and $0.07 per share, respectively)               (223,480)               (16,407)
    Class Y ($0.35 and $0.07 per share, respectively)             (4,743,248)              (987,540)
                                                            ----------------       ----------------
      Total distributions to shareowners                    $   (429,251,253)      $   (488,547,877)
                                                            ----------------       ----------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                          $  1,030,192,711       $  2,874,548,328
  Shares issued in reorganization                                 36,809,913                      -
  Reinvestment of distributions                                  268,540,819            265,254,089
  Cost of shares repurchased                                  (2,202,638,590)        (3,061,724,642)
                                                            ----------------       ----------------
    Net increase (decrease) in net assets resulting
      from Fund share transactions                          $   (867,095,147)      $     78,077,775
                                                            ----------------       ----------------
    Net increase (decrease) in net assets                   $ (1,359,387,454)      $    158,967,903
NET ASSETS:
  Beginning of period                                       $  7,881,209,794       $  7,722,241,891
                                                            ----------------       ----------------
  End of period (including distributions in excess of
    net investment income of $23,719,859 and
    $16,004,211, respectively)                              $  6,521,822,340       $  7,881,209,794
                                                            ================       ================


32  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/05 and the Year Ended 10/31/04

                                    '05 Shares           '05 Amount
                                   (unaudited)          (unaudited)          '04 Shares           '04 Amount
CLASS A
Shares sold                         58,478,630       $   675,493,298         153,839,991       $ 1,818,119,560
Reinvestment of distributions       12,437,314           142,621,263          12,507,451           147,141,553
Less shares repurchased           (101,416,438)       (1,161,327,428)       (149,081,660)       (1,751,533,458)
                                  ------------       ---------------        ------------       ---------------
  Net increase (decrease)          (30,500,494)      $  (343,212,867)         17,265,782       $   213,727,655
                                  ============       ===============        ============       ===============
CLASS B
Shares sold                          6,017,269       $    69,637,159          20,522,033       $   243,089,044
Reinvestment of distributions        4,303,965            49,602,080           3,860,717            45,537,969
Less shares repurchased            (25,880,138)         (296,824,336)        (34,105,385)         (402,358,194)
                                  ------------       ---------------        ------------       ---------------
  Net decrease                     (15,558,904)      $  (177,585,097)         (9,722,635)      $  (113,731,181)
                                  ============       ===============        ============       ===============
CLASS C
Shares sold                         17,575,108       $   206,423,018          60,197,208       $   720,770,114
Reinvestment of distributions        5,987,027            69,613,006           5,537,904            65,934,247
Less shares repurchased            (56,731,940)         (656,494,954)        (66,962,907)         (794,773,881)
                                  ------------       ---------------        ------------       ---------------
  Net decrease                     (33,169,805)      $  (380,458,930)         (1,227,795)      $    (8,069,520)
                                  ============       ===============        ============       ===============
INVESTOR CLASS
Shares sold                                 --       $            --
Shares issued in reorganization      3,200,862            36,809,913
Reinvestment of distributions           30,306               347,537
Less shares repurchased               (925,957)          (13,035,618)
                                  ------------       ---------------
  Net increase                       2,305,211       $    24,121,832
                                  ============       ===============
CLASS R
Shares sold                          1,476,733       $    18,633,375             746,498       $     9,661,707
Reinvestment of distributions           46,359               581,821              14,155               181,498
Less shares repurchased               (246,914)           (3,096,106)           (235,154)           (3,043,344)
                                  ------------       ---------------        ------------       ---------------
  Net increase                       1,276,178       $    16,119,090             525,499       $     6,799,861
                                  ============       ===============        ============       ===============
CLASS Y
Shares sold                          5,227,280       $    60,005,861           7,024,206       $    82,907,903
Reinvestment of distributions          504,979             5,775,112             549,544             6,458,822
Less shares repurchased             (6,319,998)          (71,860,148)         (9,391,890)         (110,015,765)
                                  ------------       ---------------        ------------       ---------------
  Net decrease                        (587,739)      $    (6,079,175)         (1,818,140)      $   (20,649,040)
                                  ============       ===============        ============       ===============


  The accompanying notes are an integral part of these financial statements.  33

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months Ended
                                                    4/30/05       Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                  (unaudited)      10/31/04      10/31/03      10/31/02      10/31/01   10/31/00 (a)
CLASS A
Net asset value, beginning of period               $    11.73     $    11.59    $     9.14    $    10.41     $  11.35    $  9.65
                                                   ----------     ----------    ----------    ----------     --------    -------
Increase (decrease) from investment operations:
 Net investment income                             $     0.29     $     0.66    $     0.80    $     0.96     $   1.08    $  0.96
 Net realized and unrealized gain (loss)
   on investments                                       (0.40)          0.24          2.45         (1.24)       (0.62)      1.94
                                                   ----------     ----------    ----------    ----------     --------    -------
  Net increase (decrease) from investment
    operations                                     $    (0.11)    $     0.90    $     3.25    $    (0.28)    $   0.46    $  2.90
Distributions to shareowners:
 Net investment income                                  (0.31)         (0.69)        (0.79)        (0.99)       (1.06)     (1.05)
 Net realized gain                                      (0.35)         (0.07)        (0.01)           --        (0.34)     (0.15)
                                                   ----------     ----------    ----------    ----------     --------    -------
Net increase (decrease) in net asset value         $    (0.77)    $     0.14    $     2.45    $    (1.27)    $  (0.94)   $  1.70
                                                   ----------     ----------    ----------    ----------     --------    -------
Net asset value, end of period                     $    10.96     $    11.73    $    11.59    $     9.14     $  10.41    $ 11.35
                                                   ==========     ==========    ==========    ==========     ========    =======
Total return*                                           (1.08%)         7.98%        36.83%        (3.53)%       4.32%     31.12%
Ratio of net expenses to average net assets              1.03%**+      1.02%+        1.06%+        1.03%+       0.96%+     0.95%
Ratio of net investment income to average net
  assets                                                 5.21%**+      5.63%+        7.29%+        9.20%+       9.54%+     8.96%
Portfolio turnover rate                                    35%**          44%           38%           29%          24%        57%
Net assets, end of period (in thousands)           $2,945,859     $3,512,328    $3,268,359    $1,260,074     $345,825    $57,592
Ratios with no waiver of management fees by PIM
 and no reduction for fees paid indirectly:
 Net expenses                                            1.03%**        1.02%         1.06%         1.10%        1.24%      1.94%
 Net investment income                                   5.21%**        5.63%         7.29%         9.13%        9.26%      7.97%
Ratios with waiver of management fees by PIM
 and reduction for fees paid indirectly:
 Net expenses                                            1.03%**        1.02%         1.06%         1.03%        0.93%      0.88%
 Net investment income                                   5.21%**        5.63%         7.30%         9.20%        9.57%      9.03%

(a) Pioneer Investment Management, Inc. assumed investment management of the Fund on February 25, 2000. Prior to that date, the Fund was advised by EQSF Advisors, Inc.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months Ended
                                                    4/30/05       Year Ended    Year Ended    Year Ended    Year Ended  2/25/00 (a)
                                                  (unaudited)      10/31/04      10/31/03      10/31/02      10/31/01   to 10/31/00
CLASS B
Net asset value, beginning of period               $    11.78     $    11.63    $     9.16     $  10.45      $  11.41     $ 11.34
                                                   ----------     ----------    ----------     --------      --------     -------
Increase (decrease) from investment operations:
 Net investment income                             $     0.25     $     0.57    $     0.72     $   0.88      $   1.00     $  0.69
 Net realized and unrealized gain (loss) on
   investments                                          (0.41)          0.25          2.47        (1.25)        (0.63)       0.08
                                                   ----------     ----------    ----------     --------      --------     -------
  Net increase (decrease) from investment
    operations                                     $    (0.16)    $     0.82    $     3.19     $  (0.37)     $   0.37     $  0.77
Distributions to shareowners:
 Net investment income                                  (0.27)         (0.60)        (0.71)       (0.92)        (0.99)      (0.70)
 Net realized gain                                      (0.35)         (0.07)        (0.01)          --         (0.34)         --
                                                   ----------     ----------    ----------     --------      --------     -------
Net increase (decrease) in net asset value         $    (0.78)    $     0.15    $     2.47     $  (1.29)     $  (0.96)    $  0.07
                                                   ----------     ----------    ----------     --------      --------     -------
Net asset value, end of period                     $    11.00     $    11.78    $    11.63     $   9.16      $  10.45     $ 11.41
                                                   ==========     ==========    ==========     ========      ========     =======
Total return*                                           (1.54%)         7.22%        35.94%       (4.20)%        3.45%       7.04%
Ratio of net expenses to average net assets+             1.80%**        1.79%         1.85%        1.80%         1.72%       1.47%**
Ratio of net investment income to average net
  assets+                                                4.44%**        4.87%         6.58%        8.43%         8.70%       8.44%**
Portfolio turnover                                         35%**          44%           38%          29%           24%         57%
Net assets, end of period (in thousands)           $1,490,399     $1,778,848    $1,868,749     $896,904      $326,596     $46,069
Ratios with no waiver of management fees by PIM
 and no reduction for fees paid indirectly:
 Net expenses                                            1.80%**        1.79%         1.85%        1.87%         2.00%       2.19%**
 Net investment income                                   4.44%**        4.87%         6.58%        8.37%         8.42%       7.92%**
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                            1.80%**        1.79%         1.85%        1.79%         1.69%       1.40%**
 Net investment income                                   4.44%**        4.87%         6.58%        8.44%         8.73%       8.50%**


(a)  Class B Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months Ended
                                                    4/30/05       Year Ended    Year Ended    Year Ended    Year Ended  2/25/00 (a)
                                                  (unaudited)      10/31/04      10/31/03      10/31/02      10/31/01   to 10/31/00
CLASS C
Net asset value, beginning of period               $    11.88     $    11.73    $     9.25     $  10.55      $  11.51    $ 11.34
                                                   ----------     ----------    ----------     --------      --------    -------
Increase (decrease) from investment operations:
 Net investment income                             $     0.25     $     0.58    $     0.72     $   0.90      $   1.01    $  0.69
 Net realized and unrealized gain (loss) on
   investments                                          (0.41)          0.25          2.47        (1.27)        (0.63)      0.19
                                                   ----------     ----------    ----------     --------      --------    -------
  Net increase (decrease) from investment
    operations                                     $    (0.16)    $     0.83    $     3.21     $  (0.37)     $   0.38    $  0.88
Distributions to shareowners:
 Net investment income                                  (0.27)         (0.61)        (0.72)       (0.93)        (1.00)     (0.71)
 Net realized gain                                      (0.35)         (0.07)        (0.01)          --         (0.34)        --
                                                   ----------     ----------    ----------     --------      --------    -------
Net increase (decrease) in net asset value         $    (0.78)    $     0.15    $     2.48     $  (1.30)     $  (0.96)   $  0.17
                                                   ----------     ----------    ----------     --------      --------    -------
Net asset value, end of period                     $    11.10     $    11.88    $    11.73     $   9.25      $  10.55    $ 11.51
                                                   ==========     ==========    ==========     ========      ========    =======
Total return*                                           (1.49%)         7.20%        35.77%       (4.27)%        3.50%      7.98%
Ratio of net expenses to average net assets+             1.78%**        1.77%         1.82%        1.77%         1.69%      1.47%**
Ratio of net investment income to average net
  assets+                                                4.46%**        4.89%         6.53%        8.45%         8.67%      8.41%**
Portfolio turnover rate                                    35%**          44%           38%          29%           24%        57%
Net assets, end of period (in thousands)           $1,902,490     $2,430,736    $2,413,415     $946,866      $219,142    $20,788
Ratios with no waiver of management fees by PIM
  and no reduction for fees paid indirectly:
 Net expenses                                            1.78%**        1.77%         1.82%        1.83%         1.97%      2.15%**
 Net investment income                                   4.46%**        4.89%         6.53%        8.39%         8.39%      7.72%**
Ratios with waiver of management fees by PIM
 and reduction for fees paid indirectly:
 Net expenses                                            1.78%**        1.77%         1.82%        1.75%         1.66%      1.39%**
 Net investment income                                   4.46%**        4.89%         6.53%        8.46%         8.70%      8.48%**

(a)  Class C Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        12/11/04
                                                                       to 4/30/05
                                                                       (unaudited)
INVESTOR CLASS
Net asset value, beginning of period                                     $ 11.50
                                                                         -------
Increase (decrease) from investment operations:
  Net investment income                                                  $  0.24
  Net realized and unrealized loss on investments                          (0.54)
                                                                         -------
   Net decrease from investment operations                               $ (0.30)
Distributions to shareowners:
  Net investment income                                                    (0.24)
                                                                         -------
Net decrease in net asset value                                          $ (0.54)
                                                                         -------
Net asset value, end of period                                           $ 10.96
                                                                         =======
Total return*                                                              (2.64%)
Ratio of net expenses to average net assets+                                0.80%**
Ratio of net investment income to average net assets+                       5.52%**
Portfolio turnover rate                                                       35%**
Net assets, end of period (in thousands)                                 $25,261
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                              0.80%**
  Net investment income                                                     5.52%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       Six Months Ended
                                                                                           4/30/05       Year Ended   4/1/03 (a)
                                                                                         (unaudited)      10/31/04    to 10/31/03
CLASS R
Net asset value, beginning of period                                                      $ 12.88         $ 12.66      $ 11.18
                                                                                          -------         -------      -------
Increase (decrease) from investment operations:
 Net investment income                                                                    $  0.33         $  0.71      $  0.44
 Net realized and unrealized gain (loss) on investments                                     (0.49)           0.29         1.46
                                                                                          -------         -------      -------
  Net increase (decrease) from investment operations                                      $ (0.16)        $  1.00      $  1.90
Distributions to shareowners:
 Net investment income                                                                      (0.32)          (0.71)       (0.41)
 Net realized gain                                                                          (0.35)          (0.07)       (0.01)
                                                                                          -------         -------      -------
Net increase (decrease) in net asset value                                                $ (0.83)        $  0.22      $  1.48
                                                                                          -------         -------      -------
Net asset value, end of period                                                            $ 12.05         $ 12.88      $ 12.66
                                                                                          =======         =======      =======
Total return*                                                                               (1.37%)          8.06%       17.27%
Ratio of net expenses to average net assets+                                                 1.30%**         1.25%**      1.17%**
Ratio of net investment income to average net assets+                                        4.98%**         5.23%**      6.48%**
Portfolio turnover rate                                                                        35%**           44%**        38%
Net assets, end of period (in thousands)                                                  $21,902         $ 6,976      $   203
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                1.30%**         1.25%**      1.17%**
 Net investment income                                                                       4.98%**         5.23%**      6.48%**

(a)  Class R Shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months Ended
                                                    4/30/05       Year Ended    Year Ended    Year Ended    Year Ended  2/25/00 (a)
                                                  (unaudited)      10/31/04      10/31/03      10/31/02      10/31/01   to 10/31/00
CLASS Y
Net asset value, beginning of period               $  11.70        $  11.56      $   9.12      $ 10.39       $ 11.32      $ 11.34
                                                   --------        --------      --------      -------       -------      -------
Increase (decrease) from investment operations:
 Net investment income                             $   0.31        $   0.70      $   0.85      $  0.97       $  1.06      $  0.74
 Net realized and unrealized gain (loss) on
   investments                                        (0.40)           0.24          2.43        (1.22)        (0.61)       (0.02)
                                                   --------        --------      --------      -------       -------      -------
  Net increase (decrease) from investment
  operations                                       $  (0.09)       $   0.94      $   3.28      $ (0.25)      $  0.45      $  0.72
Distributions to shareowners:
 Net investment income                                (0.33)          (0.73)        (0.83)       (1.02)        (1.04)       (0.74)
 Net realized gain                                    (0.35)          (0.07)        (0.01)           -         (0.34)           -
                                                   --------        --------      --------      -------       -------      -------
Net increase (decrease) in net asset value         $  (0.77)       $   0.14      $   2.44      $ (1.27)      $ (0.93)     $ (0.02)
                                                   --------        --------      --------      -------       -------      -------
Net asset value, end of period                     $  10.93        $  11.70      $  11.56      $  9.12       $ 10.39      $ 11.32
                                                   ========        ========      ========      =======       =======      =======
Total return*                                         (0.92%)          8.37%        37.26%       (3.14)%        4.28%        6.56%
Ratio of net expenses to average net assets+           0.69%**         0.67%         0.71%        0.71%         0.62%        0.35%**
Ratio of net investment income to average net
  assets+                                              5.56%**         5.99%         7.45%        9.59%        10.04%        6.59%**
Portfolio turnover rate                                  35%**           44%           38%          29%           24%          57%
Net assets, end of period (in thousands)           $135,911        $152,322      $171,517      $29,740       $ 3,340      $ 1,769
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                         0.69%**         0.67%          0.71%        0.78%         0.92%        1.06%**
 Net investment income                                5.56%**         5.99%          7.45%        9.53%         9.74%        6.11%**
Ratios with waiver of management fees by PIM
 and reduction for fees paid indirectly:
 Net expenses                                         0.69%**         0.67%          0.71%        0.70%         0.59%        0.29%**
 Net investment income                                5.56%**         5.99%          7.45%        9.61%        10.07%        6.63%**


(a)  Class Y Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer High Yield Fund (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective February 25, 2000, the Fund was reorganized as a Delaware statutory trust. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class B, Class C, and Class Y shares were first publicly offered on February 25, 2000. Class R shares were first publicly offered April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular

Pioneer High Yield Fund
--------------------------------------------------------------------------------

     trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. As of April 30, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Discount and premium on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis and are included in interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the years ended October 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                                                 $482,068,242
  Long-Term capital gain                                             6,479,635
                                                                  ------------
   Total                                                          $488,547,877
                                                                  ============
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2004.

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                   $ 25,454,735
  Dividend payable                                                 (15,814,701)
  Undistributed long-term gain                                     237,811,729
  Unrealized appreciation                                          515,765,164
                                                                  ------------
   Total                                                          $763,216,927
                                                                  ============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and interest accruals on preferred stocks.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $319,377 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2005.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (See Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R, Investor Class and Class Y shares can bear different transfer agent and distribution fees.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

     Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Effective February 1, 2004, management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% of the next $500 million, 0.60% of the next $4 billion, 0.55% of the next $1 billion, 0.50% of the next $1 billion, 0.45% of the next $1 billion, 0.40% of the next $1 billion, 0.35% of the next $1 billion, and 0.30% of assets over $10 billion. Prior to February 1, 2004, management fees were calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% of the excess over $1 billion.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.90% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2005, approximately $3,548,341 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,976,615 in transfer agent fees payable to PIMSS at April 30, 2005.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A Shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $3,663,248 in distribution fees payable to PFD at April 30, 2005. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2005, CDSCs in the amount of $4,286,100 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended April 30, 2005 the Fund's expenses were reduced by $60,997 under such arrangements.

6. Line of Credit Facility

The Fund has a $225 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $225 million or the limit set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility.

For the six months ended April 30, 2005, the average daily amount of borrowings outstanding during the period was $5,345,304. The related weighted average annualized interest rate for the period was 3.3%, and the total interest expense on such borrowings was $89,055. As of April 30, 2005, there were no borrowings outstanding.

7. Affiliated Companies

The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer and are therefore considered to be affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of, and for the six months ended, April 30, 2005:

------------------------------------------------------------------------------------------------------------------------------------
                                                          Purchases    Sales of                              Shares/
                                             Principal   of Shares/    Shares/      Realized                Principal
                                            Balance at    Principal   Principal   gain (loss)  Interest     Amount at    Value at
Affiliates                                    11/1/04      Amount       Amount      on sales    Income       4/30/05      4/30/05
------------------------------------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc., 3.75%, 3/5/24    $ 38,800,000 $        -- $   4,368,000    $   --   $  894,548  $ 34,432,000 $ 34,475,040
CV Therapeutics, 2.0%, 05/16/23              37,600,000          --     1,400,000        --      371,019    36,200,000   29,457,750
CV Therapeutics, 4.75%, 3/7/07               54,552,000     550,000            --        --    1,305,117    55,102,000   56,135,163
EMCORE Corp., 5.0%, 5/15/11                  45,952,000          --    11,650,000        --    1,063,175    34,302,000   26,584,050
Finisar Corp., 2.50%, 10/15/10               63,370,000          --    26,825,000        --      624,316    36,545,000   29,373,044
Finisar Corp., 5.25%, 10/15/08               11,450,000          --     1,979,000        --      280,202     9,471,000    7,588,639
Graftech International, 1.625%,
  1/15/24 (144A)                              4,500,000     100,000            --        --       37,191     4,600,000    3,059,000
Graftech International, 1.625%, 1/15/24      99,895,000   6,000,000            --        --      854,184   105,895,000   70,420,175
McMoran Exploration Co., 6.0%, 7/2/08        36,770,000          --    10,600,000        --      979,144    26,170,000   38,273,625
Millennium Chemicals, Inc., 4.0%,
  11/15/23 (144A)                            82,080,000          --    81,550,000        --      221,519       530,000    1,062,650
Millennium Chemicals, Inc., 4.0%, 11/15/23           --  78,520,000            --        --    1,461,455    78,520,000  157,432,600
Semco Energy Inc., 5.0%, 2/20/15 (144A)              --      60,000            --        --           --        60,000   10,980,000
Semco Energy Inc.                               618,581     500,000            --        --           --     1,118,581    5,861,364
Wabash National Corp., 3.25%, 8/1/08         40,100,000          --  5,250,000.00        --      611,807    34,850,000   50,401,811
Wilson Greatbatch Technology,
  2.25%, 6/15/13                             52,350,000          --            --        --      588,767    52,350,000   41,945,438
                                           ------------ ----------- -------------    ------   ----------  ------------ ------------
Totals                                     $568,037,581 $85,730,000 $ 143,622,000    $   --   $9,292,444  $510,145,581 $563,050,349
                                           ------------ ----------- -------------    ------   ----------  ------------ ------------
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield Fund

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited) (continued)
--------------------------------------------------------------------------------

8. Merger Information

On December 8, 2004, beneficial owners of Safeco High-Yield Bond Fund ("Safeco Fund"), a series of the Safeco Taxable Bond Trust, approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------------------
                                 Pioneer                  Safeco                   Pioneer
                             High Yield Fund       High-Yield Bond Fund        High Yield Fund
                          (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
--------------------------------------------------------------------------------------------------

Net Assets                   8,000,629,786              36,809,913              8,037,439,699
Shares Outstanding             693,077,450               6,227,272                696,278,312
Investor Class
   Shares Issued                                                                    3,200,862
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                 Unrealized
                               Appreciation/        Accumulated
                               (Depreciation)        Gain/Loss
                              on Closing Date     on Closing Date
--------------------------------------------------------------------------------------------------
Safeco High-Yield Bond           $2,418,800          $1,209,435
--------------------------------------------------------------------------------------------------

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer High Yield Fund
--------------------------------------------------------------------------------

     investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance based upon total return compared to both the performance of a peer group and the results of two indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based on total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2004, and the first quintile for the three years ended June 30, 2004, and was in the first quintile for the five years ended through June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund, particularly the long-term performance, supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees

Pioneer High Yield Fund
--------------------------------------------------------------------------------

     considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered whether the Fund has appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of the breakpoints in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Advisor.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


U.S. Equity
Pioneer Fund
Pioneer Balanced Fund
Pioneer Cullen Value Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap
  Growth Fund
Pioneer Oak Ridge Small Cap
  Growth Fund
Pioneer AmPac Growth Fund(1)
Pioneer Small and Mid Cap
  Growth Fund(2)
Pioneer Growth Leaders Fund(3)
Pioneer Strategic Growth Fund(4)
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

Asset Allocation
Pioneer Ibbotson Moderate
  Allocation Fund
Pioneer Ibbotson Growth
  Allocation Fund
Pioneer Ibbotson Aggressive
  Allocation Fund
Pioneer Ibbotson Conservative
     Allocation Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund

Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer California Tax Free
  Income Fund
Pioneer Global High Yield Fund
Pioneer High Yield Fund
Pioneer Municipal Bond Fund
Pioneer Short Term Income Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund

Money Market
Pioneer Cash Reserves Fund*
Pioneer Tax Free Money Market Fund

1    Formerly Pioneer Papp America-Pacific Rim Fund
2    Formerly Pioneer Papp Small and Mid Cap Growth Fund
3    Formerly Pioneer Papp Stock Fund
4    Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
  Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6 month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 28, 2005

* Print the name and title of each signing officer under his or her signature.